Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023		Jul. 31, 2023
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 277,246		$ 274,244	[1]
ECL allowance	3,920	$ 3,898	3,902	[1]	$ 3,715
Net loans	550,149		540,153
Gross personal	46,388		45,587	[1]
Gross credit card	20,226		18,538	[1]
Gross business and government	210,209		205,686
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	163,128		165,021
Gross personal	18,892		18,788
Gross credit card	4,666		4,279
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	87,845		83,256
Gross personal	4,410		4,401
Gross credit card	1,172		1,061
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,599		15,929
Gross personal	15,355		15,342
Gross credit card	7,202		6,677
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,293		5,302
Gross personal	4,775		4,227
Gross credit card	6,162		5,579
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,441		1,100
Gross personal	1,879		1,835
Gross credit card	862		783
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	832		585
Gross personal	265		214
Gross business and government	1,424		1,956
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,108		3,051
Gross personal	812		780
Gross credit card	162		159
Gross business and government	214		207
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	100,478		99,834
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	104,463		99,110
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,630		4,579
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	502		456
Net loans	276,744		273,788
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,045		1,017
Net loans	45,343		44,570
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	789		685
Net loans	19,437		17,853
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,584		1,744
Net loans	208,625		203,942
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	245,574		237,940
ECL allowance	684	667			639
Net loans	493,363		479,896
Gross personal	37,301		36,304
Gross credit card	16,375		14,767
Gross business and government	194,797		191,535
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	153,269		150,022
Gross personal	18,887		18,785
Gross credit card	4,666		4,279
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	79,170		74,149
Gross personal	4,399		4,389
Gross credit card	1,172		1,061
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,489		10,817
Gross personal	11,021		11,031
Gross credit card	7,166		6,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	900		322
Gross personal	1,786		1,165
Gross credit card	3,210		2,626
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	40
Gross personal	452		211
Gross credit card	5		6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,706		2,630
Gross personal	756		723
Gross credit card	156		153
Gross business and government	189		192
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,910		99,322
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	94,646		91,920
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	52		101
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	91		90
Net loans	245,483		237,850
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	151		141
Net loans	37,150		36,163
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	177		166
Net loans	16,198		14,601
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	265		253
Net loans	194,532		191,282
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	30,636		35,517
ECL allowance	2,407	2,346			2,076
Net loans	54,858		58,339
Gross personal	8,790		9,036
Gross credit card	3,851		3,771
Gross business and government	13,988		12,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,859		14,999
Gross personal	5		3
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,675		9,107
Gross personal	11		12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,110		5,112
Gross personal	4,334		4,311
Gross credit card	36		35
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,393		4,980
Gross personal	2,989		3,062
Gross credit card	2,952		2,953
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,401		1,100
Gross personal	1,427		1,624
Gross credit card	857		777
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	198		219
Gross personal	24		24
Gross credit card	6		6
Gross business and government	25		15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	568		512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,817		7,190
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,578		4,478
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	153		142
Net loans	30,483		35,375
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	701		695
Net loans	8,089		8,341
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	612		519
Net loans	3,239		3,252
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	941		824
Net loans	13,047		11,371
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,036		787
Net loans	1,928		1,918
Gross personal	297		247
Gross business and government	1,424		1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	832		585
Gross personal	265		214
Gross business and government	1,424		1,956
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	204		202
Gross personal	32		33
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	258		224
Net loans	778		563
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	193		181
Net loans	104		66
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	378		667
Net loans	1,046		$ 1,289
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 829	$ 885			$ 1,000

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.